Shareholder Report Holdings in Thousands	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Even Herd Long Short ETF
Shareholder Report [Line Items]
Fund Name	Even Herd Long Short ETF
Class Name	Even Herd Long Short ETF
Trading Symbol	EHLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Even Herd Long Short ETF (the “Fund”) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	www.evenherd.com/ehls
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$185	3.41%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	3.41% [1]
Net Assets	$ 57,894,000
Holdings Count | Holdings	196
Advisory Fees Paid, Amount	$ 310,121
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$57,894
Number of Holdings	196
Total Advisory Fee	$310,121
Portfolio Turnover Rate	97%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Securities Sold Short

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
Kinross Gold Corp.	1.5
Solaris Energy Infrastructure	1.5
NRG Energy, Inc.	1.5
Esquire Financial Holdings, Inc.	1.5
Robinhood Markets, Inc.	1.4
Agnico Eagle Mines, Ltd.	1.3
Vistra Corp.	1.3
Ramaco Resources, Inc.	1.3
Sprott, Inc.	1.2
Skeena Resources, Ltd.	1.2

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.